Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Common shares, shares authorized (in Shares)	[1]	500,000,000	500,000,000
Common shares, shares issued (in Shares)	[1]	70,789,261	64,730,411
Common shares, shares outstanding (in Shares)	[1]	70,789,261	64,730,411

[1]	Shares related information and additional paid-in capital are retrospectively restated for effect of recapitalization completed on August 28, 2025.